On July 17, 2013, the Board for the Trust approved a proposal to liquidate the Fund should the sole shareholder decide to redeem all of its assets.

12. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 17, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the year ended July 31, 2013, the Fund did not use the Global Credit Facility.

13. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 quoted prices in active markets for identical financial instruments
  Level 2 other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 significant unobservable inputs (including the Fund s own assumptions in determining the fair value of financial instruments)

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09869

Franklin Floating Rate Master Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 7/31/13

Item 1. Reports to Stockholders.

Franklin Floating Rate Master Series Annual Report

Manager's Discussion
During the fiscal year ended July 31, 2013, the Fund delivered a +5.94% total return.[1] In comparison, the Credit Suisse Leveraged Loan Index (CS LLI), which is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market, generated a +7.74% total return.[2]

The Fund's top contributors to performance included companies that continued to benefit from positive event risk earlier in the period, in particular, amendments to credit agreements that helped these companies address their upcoming maturities. In the diversified media industry, Dex One, a large U.S. directories publisher, was a leading contributor.[3, 4] The company benefited from an amendment that allowed a merger with another directories publisher through a restructuring, which led to expectations that the issuer could further extend loan maturities and allow loan investors to continue earning attractive income.

Our overweighted allocation to the broadcasting industry also contributed to performance. The term loans of Clear Channel Communications, one of the largest radio companies, were among the top performers during the period. The company completed an amendment that heightened expectations of greater flexibility to repay its debt maturities in 2014 and extend its other near-term maturities, helping to reduce refinancing risk. The second-lien term loan of Cumulus Media Holdings, the second-largest U.S. radio broadcaster by number of stations, was also a top broadcasting contributor. The company's second-lien term loan appreciated during the period as its relatively higher yield was increasingly attractive in a spread tightening environment, while its portfolio of radio stations provided an attractive asset base for collateral. Our overweighting in second-lien term loans, such as Cumulus Media Holdings, also contributed to performance relative to the CS LLI.

However, as strong technical factors helped drive demand for the overall loan market, many lower rated loans that traded at large discounts to par generated higher principal returns and outperformed the broader market. Within the lower rated names, a few of the higher beta issuers we did not own helped drive strong market performance, including one of the market's largest issuers, an electrical utility company that continued to rebound after trading lower in 2012. For the one-year period ended July 31, 2013, BB-rated loans returned +5.73%, B-rated loans returned +8.79%, and CCC/Split CCC-rated loans returned +14.48%, as measured by the CS LLI.[5]

The Fund's investment in the term loan of Revel AC, a newly formed luxury casino operator in Atlantic City, also detracted from performance during the period. The casino experienced weak performance in its first months of operation, leading to a meaningful decline in the price of its term loan. However, as we closely monitored Revel's declining performance, we exited our position before further price declines and its eventual bankruptcy filing in March 2013.

The Fund's largest investments during the period included two of the largest acquisition deals that brought new supply to the market. We invested in the H.J. Heinz term loan, which financed Berkshire Hathaway and 3G Capital's leveraged buyout of the manufacturer of processed food products and market leader in ketchup, based on H.J. Heinz's strong brand names and market positions, diversified portfolio and strong track record of organic growth. The Fund also invested in the term loan of Virgin Media Bristol, a provider of broadband Internet, television and mobile telephone services, as it modestly increased leverage to finance Liberty Global's acquisition of

the company. We found the term loan attractive as the financing deal resulted in a relatively conservative capital structure and because of the company's stable subscriber base and growth opportunities in bundled services.

Portfolio Breakdown	% of Total Net Assets
7/31/13	
Senior Floating Rate Interests	89.99%
Other Long-Term Investments[6]	0.49%
Short-Term Investments & Other Net Assets	9.52%

Notes:

1. Fund investment results reflect the voluntary expense reduction, without which the results would have been lower.
2. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.
3. Diversified media holdings are in broadcasting, cable and satellite, movies and entertainment, and publishing in the Statement of Investments (SOI).
4. Dex One includes Dex Media West and R.H. Donnelley, which are listed in publishing in the SOI.
5. Source: Credit Suisse.
6. Bonds and asset-backed securities.

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.



Franklin Floating Rate Master Series
Growth of a $10,000 Investment
(8/1/03 - 7/31/13)
$20,000
$15,000
$10,000
$5,000
$0
$16,602
$14,750
8/03
7/05
7/07
7/09
7/11
7/13
Franklin Floating Rate Master Series
CS LLI*

*Source: © 2013 Morningstar. The CS LLI is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. Loans must be below investment grade and rated no higher than Baa1/BB+ or Ba1/BBB+ by Moody's or S&P.

Average Annual Total Return** 7/31/13	
1-Year	+5.94%
5-Year	+4.11%
10-Year	+3.96%

**Fund investment results reflect the voluntary expense reduction, without which the results would have been lower.

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases, if any; and
- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if any, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. *Of course, your account value and expenses will differ from those in this illustration:*

1. Divide your account value by $1,000.
   If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
   If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Your Fund's Expenses *(continued)*

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account Value 2/1/13	Ending Account Value 7/31/13	Expenses Paid During Period* 2/1/13–7/31/13
Actual	$1,000	$1,059.40	$4.08
Hypothetical (5% return before expenses)	$1,000	$1,020.83	$4.01

*Expenses are calculated using the most recent annualized six-month expense ratio, net of voluntary expense waivers, of 0.80%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Franklin Floating Rate Master Trust
Financial Highlights

Franklin Floating Rate Master Series

	Year Ended July 31,				
	2013	2012	2011	2010	2009
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$8.76	$8.88	$8.65	$8.24	$9.02
Income from investment operations[a]:					
Net investment income	0.347	0.414	0.402	0.322	0.325
Net realized and unrealized gains (losses)	0.169	(0.122)	0.233	0.408	(0.780)
Total from investment operations	0.516	0.292	0.635	0.730	(0.455)
Less distributions from net investment income	(0.346)	(0.412)	(0.405)	(0.320)	(0.325)
Net asset value, end of year	$8.93	$8.76	$8.88	$8.65	$8.24
Total return	5.94%	3.44%	7.44%	8.95%	(4.65)%
Ratios to average net assets					
Expenses before waiver and payments by affiliates	0.96%	0.97%	0.96%	0.99%	1.02%
Expenses net of waiver and payments by affiliates[b]	0.80%	0.80%	0.80%	0.80%	0.69%
Net investment income	3.77%	4.78%	4.48%	3.81%	4.27%
Supplemental data					
Net assets, end of year (000's)	$1,420,061	$642,804	$943,253	$483,151	$340,579
Portfolio turnover rate	61.33%	69.54%	95.76%	71.85%	53.88%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[b]Benefit of expense reduction rounds to less than 0.01%.

Franklin Floating Rate Master Trust
Statement of Investments, July 31, 2013

Franklin Floating Rate Master Series	Country	Principal Amount[a]	Value	% of Net Assets
Corporate Bonds (Cost $510,098)				
Broadcasting				
Clear Channel Communications Inc., senior secured note, first lien, 9.00%, 12/15/19	United States	545,000	546,363	0.04
[a,b]**Senior Floating Rate Interests**				
Aerospace & Defense				
Accudyne Industries LLC (Silver II U.S. Holdings/Hamilton), 2013 Specified Refinancing Term Loan, 4.00%, 12/13/19	Luxembourg	3,053,403	3,054,991	0.22
Atlantic Aviation FBO Inc., Term Loan, 3.25%, 6/01/20	United States	1,670,000	1,678,350	0.12
AWAS Finance Luxembourg 2012 SA, Term Loan, 3.50%, 7/16/18	Luxembourg	1,169,870	1,172,795	0.08
AWAS Finance Luxembourg SA, Loans, 3.50%, 6/10/16	Ireland	3,174,128	3,186,030	0.22
CAMP International Holding Co., Replacement Term Loan, 5.25%, 5/31/19	United States	1,230,700	1,246,084	0.09
Doncasters U.S. Finance LLC, Term B Loans, 5.50%, 4/09/20	United States	957,600	963,585	0.07
[c]Erickson Air-Crane Inc., Purchase Price Notes, 6.00%, 11/02/20	United States	270,074	270,074	0.02
FLY Funding II S.A.R.L., Loans, 4.50%, 8/08/18	Ireland	2,680,380	2,716,118	0.19
JFB Firth Rixson Inc. (FR Acq.), 2013 Replacement Dollar Term Facility Loan, 4.25%, 6/30/17	United States	3,004,900	3,008,656	0.21
TransDigm Inc., Tranche C Term Loan, 3.75%, 2/28/20	United States	10,330,000	10,408,167	0.73
			27,704,850	1.95
Agricultural Products				
Allflex Holdings III Inc.,				
Initial Term Loan, 4.25%, 7/17/20	United States	1,380,000	1,389,487	0.10
Second Lien Initial Term Loan, 8.00%, 7/17/21	United States	2,020,333	2,044,325	0.14
			3,433,812	0.24
Air Freight & Logistics				
Evergreen International Aviation Inc., First Lien Term Loan, 5.00%, 6/30/15	United States	379,981	372,382	0.03
Airlines				
American Airlines Inc., Class B Term Loan, 4.75%, 6/27/19	United States	9,780,000	9,787,450	0.69
Delta Air Lines Inc.,				
New Term Loan, 4.25%, 4/20/17	United States	5,744,240	5,800,246	0.41
New Term B-1 Loan, 4.00%, 10/18/18	United States	1,402,950	1,410,590	0.10
New Term B-2 Loan, 3.25%, 4/18/16	United States	1,191,506	1,199,549	0.08
[d]Flying Fortress Inc. (ILFC), New Loan, 3.50%, 6/30/17	United States	5,958,333	5,965,781	0.42
U.S. Airways Inc., Tranche B-1 Term Loan, 4.25%, 5/23/19	United States	3,110,000	3,115,054	0.22
			27,278,670	1.92
Alternative Carriers				
Cricket Communications Inc. (Leap Wireless),				
[d]C Term Loan, 4.75%, 3/08/20	United States	4,160,000	4,195,102	0.30
Term Loan, 4.75%, 10/10/19	United States	1,301,486	1,310,434	0.09
tw telecom holdings Inc., Term Loan B, 2.69%, 4/17/20	United States	5,400,000	5,415,752	0.38
			10,921,288	0.77
Aluminum				
Novelis Inc., Term Loan, 3.75%, 3/10/17	Canada	3,581,665	3,598,678	0.25
Apparel, Accessories & Luxury Goods				
PVH Corp., Tranche B Term Loan, 3.25%, 2/13/20	United States	1,849,532	1,860,803	0.13
Visant Corp. (Jostens), New Loan, 5.25%, 12/22/16	United States	8,422,468	8,260,336	0.58
			10,121,139	0.71
Application Software				
CCC Information Services Inc., Term Loan, 4.00%, 12/20/19	United States	4,388,972	4,418,234	0.31
Skillsoft Corp., New Term Loan, 5.00%, 5/26/17	United States	5,089,306	5,133,837	0.36
			9,552,071	0.67
Auto Parts & Equipment				
Affinia Group Inc., Tranche B-2 Term Loan, 4.75%, 4/25/20	United States	3,000,000	3,026,175	0.21
ASP HHI Acquisition Co. Inc., Refinancing Term Loan, 5.00%, 10/05/18	United States	1,998,460	2,020,943	0.14
August LuxUK Holding Co.,				
Lux Second Lien, 10.50%, 4/27/19	Luxembourg	880,331	895,736	0.06
[d]Lux Term B-1 Loan, 5.00%, 4/27/18	Luxembourg	2,491,619	2,510,306	0.18

Franklin Floating Rate Master Trust
Statement of Investments, July 31, 2013 *(continued)*

August U.S. Holding Co. Inc.,				
U.S. Second Lien, 10.50%, 4/27/19	United States	288,250	293,294	0.02
[d]U.S. Term B-1 Loan, 5.00%, 4/27/18	United States	3,188,698	3,212,613	0.23
[d]Federal-Mogul Corp.,				
Tranche B Term Loan, 2.128% - 2.138%, 12/27/14	United States	8,281,123	8,156,169	0.58
Tranche C Term Loan, 2.128% - 2.138%, 12/27/15	United States	1,956,599	1,927,076	0.14
FRAM Group Holdings Inc. (Autoparts Holdings), Second Lien Term Loan, 10.50%, 1/29/18	United States	283,333	275,187	0.02
Key Safety Systems Inc., Initial Term Loan, 4.75%, 5/10/18	United States	1,080,063	1,094,914	0.08
TI Group Automotive Systems LLC, Term Loan, 5.50%, 3/28/19	United States	3,963,187	4,017,681	0.28
Tower Automotive Holdings USA LLC, Initial Term Loan, 4.75%, 4/23/20	United States	3,992,500	4,033,043	0.28
Transtar Holding Co., First Lien Term Loan, 5.50%, 10/09/18	United States	734,450	742,713	0.05
[d]UCI International Inc., Term Loan, 5.50%, 7/26/17	United States	3,709,511	3,732,696	0.26
Veyance Technologies Inc. (Goodyear), Term Loan, 5.25%, 9/08/17	United States	4,092,250	4,098,388	0.29
			40,036,934	2.82
Automobile Manufacturers				
Chrysler Group LLC, Tranche B Term Loan, 4.25%, 5/24/17	United States	6,834,038	6,937,164	0.49
Biotechnology				
Alkermes Inc., 2019 Term Loan, 3.50%, 9/25/19	Ireland	2,885,464	2,892,677	0.20
Broadcasting				
Clear Channel Communications Inc.,				
Tranche B Term Loan, 3.836%, 1/29/16	United States	2,468,622	2,319,818	0.16
Tranche C Term Loan, 3.836%, 1/29/16	United States	752,633	693,677	0.05
[e]Tranche D Term Loan, 6.75% - 6.936%, 1/30/19	United States	11,601,320	10,725,421	0.75
Cumulus Media Holdings Inc.,				
Second Lien Term Loan, 7.50%, 9/16/19	United States	7,854,573	8,066,843	0.57
Term Loan B, 4.50%, 9/16/18	United States	4,227,605	4,273,559	0.30
Entercom Radio LLC, Term B-1 Loan, 5.00% - 6.00%, 11/23/18	United States	1,866,615	1,895,392	0.13
FoxCo Acquisition Sub LLC, Initial Term Loan, 5.50%, 7/14/17	United States	5,699,182	5,770,422	0.41
Grande Communications Networks LLC, Initial Term Loan, 4.50%, 5/31/20	United States	3,500,000	3,491,250	0.25
Gray Television Inc., Initial Term Loan, 4.75%, 10/12/19	United States	4,627,095	4,674,814	0.33
Hubbard Radio LLC, Tranche 1 Term Loan, 4.50%, 4/29/19	United States	1,868,736	1,879,636	0.13
LIN Television Corp., Tranche B Term Loan, 4.00%, 12/21/18	United States	1,310,063	1,313,809	0.09
Media General Inc., Term B Loan, 5.50%, 7/31/20	United States	3,180,000	3,182,983	0.22
Mission Broadcasting Inc., Term B Loan, 4.25%, 12/03/19	United States	889,200	892,535	0.06
NEP/NCP Holdco Inc., Second Lien Term Loan, 9.50%, 7/22/20	United States	859,292	886,145	0.06
Nexstar Broadcasting Inc., Term B Loan, 4.25%, 12/03/19	United States	2,103,300	2,111,187	0.15
[e]Nine Entertainment Group Pty. Ltd., Term B Loan, 3.50%, 2/05/20	Australia	11,039,067	11,034,464	0.78
Radio One Inc., Term Loan, 7.50%, 3/31/16	United States	11,576,693	11,895,052	0.84
Raycom TV Broadcasting LLC, Tranche B Term Loan, 4.25%, 5/31/17	United States	5,277,349	5,330,123	0.38
Sinclair Television Group Inc., Tranche B Term Loans, 3.00%, 4/09/20	United States	7,769,367	7,764,472	0.55
Univision Communications Inc.,				
2013 Converted Existing Term Loan, 4.50%, 3/01/20	United States	692,565	697,272	0.05
2013 Converted Extended First-Lien Term Loan, 4.50%, 3/01/20	United States	1,496,250	1,506,420	0.11
[e]2013 New First-Lien Term Loan, 4.50%, 3/01/20	United States	3,387,210	3,406,870	0.24
First-Lien Term Loan, Add-on, 4.00%, 3/01/20	United States	9,429,659	9,412,818	0.66
			103,224,982	7.27
Building Products				
NCI Building Systems Inc., Tranche B Term Loan, 4.25%, 6/24/19	United States	2,390,000	2,394,978	0.17
Nortek Inc., Term Loan, 5.25%, 4/26/17	United States	786,484	793,366	0.06
			3,188,344	0.23
Cable & Satellite				
Atlantic Broadband (PENN) Holdings Inc., Term B Loan, 3.25%, 11/30/19	United States	2,651,521	2,663,673	0.19
Cequel Communications LLC, Term Loan, 3.50%, 2/14/19	United States	5,581,839	5,611,333	0.40
Charter Communications Operating LLC,				
Term E Loan, 3.00%, 7/01/20	United States	7,000,000	6,988,191	0.49
Term F Loan, 3.00%, 1/03/21	United States	4,390,000	4,380,399	0.31
CSC Holdings LLC (Cablevision), Term B Loan, 2.686%, 4/17/20	United States	8,730,000	8,670,889	0.61
MCC Iowa LLC (Mediacom Broadband), Tranche H Term Loan, 3.25%, 1/29/21	United States	2,611,297	2,605,176	0.18
Midcontinent Communications, Term B Loan, 4.00%, 12/31/16	United States	1,016,791	1,021,875	0.07
TWCC Holding Corp.,				
Second Lien Term Loan, 7.00%, 6/26/20	United States	1,267,143	1,300,405	0.09
Term Loan, 3.50%, 2/11/17	United States	1,390,000	1,404,241	0.10

UPC Financing Partnership,				
Term Loan AF, 4.00%, 1/29/21	Netherlands	5,100,000	5,139,846	0.36
Term Loan AH, 3.25%, 6/30/21	Netherlands	610,000	610,254	0.04
Virgin Media Bristol LLC, B Facility, 3.50%, 6/07/20	United States	11,580,000	11,585,628	0.82
			51,981,910	3.66
Casinos & Gaming				
Affinity Gaming LLC, Initial Term Loan, 5.50%, 11/09/17	United States	989,928	1,003,539	0.07
Ameristar Casinos Inc., B Term Loan, 4.00%, 4/14/18	United States	491,430	493,512	0.03
Caesars Entertainment Operating Co. Inc.,				
Term Loan B-4, 9.50%, 10/31/16	United States	9,991,518	9,976,251	0.70
Term Loan B-6, 5.44%, 1/28/18	United States	5,647,583	5,022,316	0.35
Cannery Casino Resorts LLC, Term Loan, 6.00%, 10/02/18	United States	2,027,181	2,037,317	0.14
CCM Merger Inc. (MotorCity Casino), Term Loan, 5.00%, 3/01/17	United States	3,059,393	3,093,811	0.22
Las Vegas Sands LLC,				
Extended Delayed Draw I Term Loan, 2.70%, 11/23/16	United States	428,918	429,789	0.03
Extended Delayed Draw II Term Loan, 2.70%, 11/23/15	United States	100,648	100,868	0.01
Extended Tranche B Term Loan, 2.70%, 11/23/16	United States	2,628,896	2,634,236	0.19
MGM Resorts International, Term B Loan, 3.50%, 12/20/19	United States	3,209,137	3,219,153	0.23
Peninsula Gaming LLC, Term B Loans, 4.25%, 11/20/17	United States	1,087,833	1,096,380	0.08
Pinnacle Entertainment Inc., Series A Incremental Term Loans, 4.00%, 3/19/19	United States	1,441,750	1,444,905	0.10
[d]ROC Finance LLC, Funded Term B Loans, 5.00%, 8/19/17	United States	5,000,000	5,038,750	0.36
Tropicana Entertainment Inc., Loans, 7.50%, 3/16/18	United States	3,950,000	3,996,085	0.28
			39,586,912	2.79
Coal & Consumable Fuels				
Arch Coal Inc., Term Loans, 5.75%, 5/16/18	United States	801,048	796,959	0.06
[d]Patriot Coal Corp., DIP Term Loan, 9.25%, 10/03/13	United States	11,208,351	11,208,351	0.79
			12,005,310	0.85
Commercial Printing				
Cenveo Corp., Term B Loan, 6.25%, 2/13/17	United States	953,083	959,040	0.07
Commodity Chemicals				
Al Chem & CY U.S. Acquico Inc.,				
Tranche B-1 Term Loan, 4.50%, 10/03/19	Luxembourg	697,896	701,385	0.05
Tranche B-2 Term Loan, 4.50%, 10/03/19	Luxembourg	362,104	366,404	0.02
Ascend Performance Materials Operations LLC, Term B Facility, 6.75%, 4/10/18	United States	1,085,334	1,092,796	0.08
Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	3,100,000	3,119,375	0.22
Tronox Pigments (Netherlands) BV, Term Loan, 4.50%, 3/19/20	Netherlands	10,790,000	10,937,521	0.77
			16,217,481	1.14
Communications Equipment				
Alcatel-Lucent USA Inc.,				
Asset Sale Loans, 6.25%, 8/01/16	United States	1,570,000	1,595,839	0.11
U.S. Term Loan, 7.25%, 1/30/19	United States	4,173,289	4,271,103	0.30
[d]ARRIS Group Inc., Term B Loan, 3.50%, 3/27/20	United States	5,144,625	5,142,480	0.36
Avaya Inc.,				
Term B-3 Loan, 4.773%, 10/26/17	United States	1,046,962	928,108	0.07
Term B-5 Loan, 8.00%, 3/31/18	United States	4,320,141	4,080,731	0.29
Riverbed Technology Inc., Loans, 4.00%, 12/18/19	United States	1,616,038	1,634,219	0.12
Telesat Canada/Telesat LLC, U.S. Term B-2 Loan, 3.50%, 3/28/19	Canada	1,588,020	1,599,268	0.11
			19,251,748	1.36
Construction & Farm Machinery & Heavy Trucks				
Allison Transmission Inc.,				
Term B-2 Loan, 3.20%, 8/07/17	United States	3,884,783	3,903,399	0.28
Term B-3 Loan, 4.25%, 8/23/19	United States	1,895,226	1,914,643	0.13
Terex Corp., U.S. Term Loan, 4.50%, 4/28/17	United States	676,352	684,299	0.05
			6,502,341	0.46
Consumer Finance				
Realogy Group LLC, Initial Term B Loan, 4.50%, 3/05/20	United States	3,591,000	3,633,643	0.26
Data Processing & Outsourced Services				
EVERTEC Group LLC, Term B Loan, 3.50%, 4/17/20	Puerto Rico	5,964,318	5,961,336	0.42
MoneyGram International Inc., Term Loan, 4.25%, 3/28/20	United States	6,623,276	6,689,509	0.47
NAB Holdings LLC, Term Loan, 7.00%, 4/24/18	United States	880,245	884,646	0.06
Sedgwick Claims Management Services Inc.,				
First Lien Term Loan, 4.25%, 6/12/18	United States	620,000	626,200	0.04

Second Lien Term Loan, 8.00%, 12/12/18	United States	1,200,000	1,222,500	0.09
SunGard Data Systems Inc.,				
Tranche D Term Loan, 4.50%, 1/31/20	United States	676,600	686,185	0.05
Tranche E Term Loan, 4.00%, 3/08/20	United States	1,263,422	1,275,054	0.09
West Corp., Term B-8 Loan, 3.75%, 6/30/18	United States	5,016,554	5,045,796	0.35
Worldpay U.S. Inc.,				
Facility B2A Loan, 5.25%, 10/13/17	United States	1,800,000	1,812,150	0.13
Facility C2 Loan, 4.75%, 11/29/19	United States	2,400,000	2,413,500	0.17
			26,616,876	1.87
Distributors				
[d]American Builders & Contractors Supply Co. Inc., Term B Loans, 3.50%, 4/16/20	United States	8,070,000	8,092,338	0.57
Helm Financial Corp., Term Loan, 6.25%, 6/01/17	United States	1,586,061	1,587,052	0.11
			9,679,390	0.68
Diversified Chemicals				
Arysta Lifescience SPC LLC,				
Initial Term Loan, 4.50%, 5/29/20	United States	6,520,000	6,570,256	0.46
Second Lien Initial Term Loan, 8.25%, 11/30/20	United States	5,000,000	5,054,625	0.36
Ineos U.S. Finance LLC, Dollar Term Loan, 4.00%, 5/04/18	United States	10,421,096	10,419,231	0.73
OXEA GmbH,				
First Lien Tranche B-2 Term Loan, 4.25%, 1/15/20	Luxembourg	2,680,000	2,715,979	0.19
Second Lien Term Loan, 8.25%, 7/15/20	Luxembourg	4,520,000	4,543,504	0.32
			29,303,595	2.06
Diversified Metals & Mining				
[d]FMG America Finance Inc. (Fortescue Metals Group), Loans, 5.25%, 10/18/17	United States	18,106,712	18,273,022	1.29
Diversified Support Services				
Acosta Inc., Term D Loan, 5.00%, 3/01/18	United States	2,677,050	2,705,829	0.19
[d]AlixPartners LLP,				
2013 Recapitalization Term B2 Loans, 5.00%, 7/10/20	United States	2,780,000	2,819,384	0.20
Second Lien 2013 Recapitalization TL, 9.00%, 7/10/21	United States	2,130,000	2,173,931	0.15
ARAMARK Corp.,				
Synthetic L/C-3, 3.545%, 7/26/16	United States	80,111	80,751	0.01
U.S. Term C Loan, 3.776%, 7/26/16	United States	3,936,156	3,967,626	0.28
U.S. Term D Loan, 4.00%, 8/22/19	United States	3,070,000	3,105,017	0.22
Brock Holdings III Inc., Tranche B Term Loan, 6.00% - 6.75%, 3/16/17	United States	1,630,720	1,645,669	0.11
Global Cash Access Inc., Term Loan, 4.00%, 3/01/16	United States	1,067,584	1,078,260	0.08
Interactive Data Corp., Term B Loan, 3.75%, 2/11/18	United States	1,700,000	1,706,630	0.12
KAR Auction Services Inc. (Adesa), Term Loan, 3.75%, 5/19/17	United States	1,104,303	1,116,726	0.08
			20,399,823	1.44
Drug Retail				
Rite Aid Corp.,				
Tranche 1 Term Loan, 5.75%, 8/21/20	United States	678,070	699,005	0.05
Tranche 2 Term Loan, 4.875%, 6/21/21	United States	1,900,000	1,916,625	0.14
Tranche 6 Term Loan, 4.00%, 2/10/20	United States	3,022,425	3,045,471	0.21
			5,661,101	0.40
Education Services				
Bright Horizons Family Solutions LLC, Term B Loan, 4.00% - 5.25%, 1/30/20	United States	7,065,365	7,107,757	0.50
Laureate Education Inc., Series 2018 Extended Term Loan, 5.25%, 6/16/18	United States	6,100,518	6,113,866	0.43
			13,221,623	0.93
Electric Utilities				
Calpine Construction Finance Co. LP,				
Term B-1 Loan, 3.00%, 5/03/20	United States	2,440,000	2,427,344	0.17
Term B-2 Loan, 3.25%, 1/31/22	United States	3,660,000	3,647,662	0.26
Power Buyer LLC, First Lien Initial Term Loan, 4.25%, 5/06/20	United States	782,222	776,111	0.05
			6,851,117	0.48
Electrical Components & Equipment				
Wesco Distribution Inc., Tranche B-1 Loan, 4.50%, 12/12/19	United States	3,219,062	3,247,805	0.23
Environmental & Facilities Services				
ADS Waste Holdings Inc., Tranche B Term Loan, 4.25%, 10/09/19	United States	9,432,144	9,510,704	0.67
EnviroSolutions Real Property Holdings, Second Lien Term Loan, 8.00%, 7/29/14	United States	667,297	668,965	0.05

Franklin Floating Rate Master Trust

Statement of Investments, July 31, 2013 *(continued)*

Progressive Waste Solutions Ltd., Term B Loan, 3.50%, 10/24/19	Canada	3,452,979	3,491,287	0.24
			13,670,956	0.96
Food Distributors				
AdvancePierre Foods Inc.,				
ᵈLoans, 5.75%, 7/10/17	United States	5,666,856	5,740,055	0.40
Second Lien Term Loan, 9.50%, 10/10/17	United States	2,542,000	2,598,135	0.18
Dole Food Co./Solvest Ltd., Tranche B Term Loan, 3.75% - 5.00%, 4/01/20	United States	4,531,150	4,539,646	0.32
U.S. Foods Inc., Term Loan, 4.50%, 3/31/19	United States	8,000,000	8,026,000	0.57
			20,903,836	1.47
Food Retail				
Pantry Inc., Term Loan, 5.75%, 8/03/19	United States	327,525	332,165	0.02
Footwear				
Wolverine World Wide Inc., Tranche B Term Loan, 4.00%, 7/31/19	United States	1,703,519	1,717,349	0.12
Forest Products				
ᵈAppvion Inc., Term Loan, 6.75%, 6/28/19	United States	5,400,000	5,366,250	0.38
Caraustar Industries Inc., Initial Term Loan, 7.50%, 5/01/19	United States	4,019,091	4,058,277	0.28
			9,424,527	0.66
Health Care Equipment				
Biomet Inc., Dollar Term B-1 Loan, 3.936% - 4.023%, 7/25/17	United States	3,663,607	3,693,626	0.26
Carestream Health Inc.,				
Second Lien Loan, 9.50%, 12/07/19	United States	5,100,000	5,057,502	0.36
Term Loan, 5.00%, 6/07/19	United States	5,100,000	5,139,311	0.36
DJO Finance LLC, Tranche B Term Loan, 4.75%, 9/15/17	United States	1,700,308	1,722,094	0.12
Hologic Inc., Tranche B Term Loan, 4.50%, 8/01/19	United States	5,355,900	5,388,523	0.38
Kinetic Concepts Inc.,				
Dollar Term D-1 Loan, 4.50%, 5/04/18	United States	6,573,525	6,657,751	0.47
Term D-2 Loan, 4.00%, 11/04/16	United States	1,773,090	1,782,695	0.12
			29,441,502	2.07
Health Care Facilities				
Ardent Medical Services Inc.,				
Second Lien Term Loan, 11.00%, 1/02/19	United States	980,000	995,925	0.07
Term Loan, 6.75%, 7/02/18	United States	1,144,250	1,150,924	0.08
ᵈCommunity Health Systems Inc., New Extended Term Loan, 3.773% - 3.776%, 1/25/17	United States	8,840,389	8,912,191	0.63
HCA Inc.,				
Tranche B-4 Term Loan, 2.936%, 5/01/18	United States	621,689	624,604	0.04
Tranche B-5 Term Loan, 3.026%, 3/31/17	United States	8,984,721	9,024,029	0.64
Iasis Healthcare LLC, Term B-2 Loan, 4.50%, 5/03/18	United States	7,176,045	7,242,424	0.51
ᵈRCHP Inc., Other Term Loans, 7.00%, 11/04/18	United States	2,400,000	2,409,000	0.17
Select Medical Corp., Series B Tranche B Term Loan, 3.53% - 5.50%, 2/20/16	United States	1,681,550	1,692,040	0.12
United Surgical Partners International Inc.,				
Extended Term Loan, 4.25%, 4/03/17	United States	1,479,623	1,493,938	0.10
New Tranche B Term Loan, 4.75%, 4/03/19	United States	1,948,051	1,968,749	0.14
Vanguard Health Holding Co. II LLC, Term B Loan, 3.75%, 1/29/16	United States	2,033,169	2,042,381	0.14
			37,556,205	2.64
Health Care Services				
Alliance HealthCare Services Inc., Initial Term Loans, 4.25%, 6/03/19	United States	5,000,000	5,004,850	0.35
Apria Healthcare Group Inc., Initial Term Loan, 6.75%, 4/05/20	United States	3,604,300	3,638,090	0.26
DaVita HealthCare Partners Inc.,				
Tranche B Term Loan, 4.50%, 10/20/16	United States	839,241	846,453	0.06
Tranche B-2 Term Loan, 4.00%, 8/24/19	United States	9,606,750	9,673,651	0.68
Envision Healthcare Corp. (Emergency Medical), Initial Term Loan, 4.00%, 5/25/18	United States	3,856,478	3,882,189	0.27
National Mentor Holdings Inc., Tranche B-1 Term Loan, 6.50%, 2/09/17	United States	1,885,542	1,898,505	0.13
Surgery Centers Holdings Inc., First Lien Term Loan, 6.00%, 4/11/19	United States	3,084,500	3,110,780	0.22
Surgical Care Affiliates LLC,				
Class C Incremental Term Loan, 4.25%, 6/29/18	United States	396,923	398,040	0.03
Deferred Funding Class C Incremental, 4.25%, 6/29/18	United States	893,077	895,589	0.06
U.S. Renal Care Inc., Initial Term Loan, 6.25%, 7/03/19	United States	2,485,000	2,483,447	0.18
			31,831,594	2.24
Health Care Supplies				
Alere Inc., B Term Loan, 4.25%, 6/30/17	United States	1,281,605	1,295,383	0.09

Bausch & Lomb Inc.,				
Delayed Draw Term Loan, 3.526%, 9/30/16	United States	2,288,514	2,292,805	0.16
Parent Term Loans, 4.00%, 5/18/19	United States	1,029,620	1,030,907	0.08
			4,619,095	0.33
Health Care Technology				
[d]IMS Health Inc., Tranche B-1 Dollar Term Loan, 3.75%, 9/01/17	United States	4,744,431	4,779,421	0.33
Truven Health Analytics Inc., New Tranche B Term Loan, 4.50%, 6/06/19	United States	1,786,500	1,799,899	0.13
			6,579,320	0.46
Home Furnishings				
[d]Tempur Sealy International Inc., Term B Loan, 3.50%, 12/12/19	United States	6,406,684	6,395,473	0.45
Home Improvement Retail				
Harbor Freight Tools USA Inc., Initial Loan, 4.75%, 11/14/17	United States	3,505,010	3,528,378	0.25
Hotels, Resorts & Cruise Lines				
Four Seasons Holdings Inc.,				
First Lien Term Loan, 4.25%, 6/27/20	Canada	2,070,000	2,098,462	0.15
Second Lien Term Loan, 6.25%, 12/27/20	Canada	930,000	953,250	0.07
Station Casinos LLC, B Term Loan, 5.00%, 3/01/20	United States	2,693,250	2,722,348	0.19
			5,774,060	0.41
Household Products				
[d]Apex Tool Group LLC, Term Loan, 4.50%, 2/01/20	United States	5,815,425	5,869,945	0.41
Spectrum Brands Inc., Initial U.S. Term Loan, 4.50% - 5.50%, 12/17/19	United States	2,202,274	2,223,117	0.16
[d]Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20	United States	4,551,600	4,557,289	0.32
			12,650,351	0.89
Human Resource & Employment Services				
Altegrity Inc.,				
Term Loan B, 5.00%, 2/21/15	United States	3,656,743	3,583,608	0.25
Tranche D Term Loan, 7.75%, 2/21/15	United States	2,422,269	2,424,287	0.17
			6,007,895	0.42
Independent Power Producers & Energy Traders				
AES Corp., 2013 Other Term Loan, 3.75%, 6/01/18	United States	2,985,000	3,024,978	0.21
Calpine Corp.,				
Term Loan, 4.00%, 4/01/18	United States	4,759,077	4,784,443	0.34
Term Loans, 4.00%, 10/09/19	United States	526,025	528,834	0.04
Dynegy Inc., Initial Tranche B-2 Term Loan, 4.00%, 4/23/20	United States	3,649,231	3,672,951	0.26
NRG Energy Inc., Term Loan, 2.75%, 7/01/18	United States	9,975,000	9,979,678	0.70
			21,990,884	1.55
Industrial Conglomerates				
Ameriforge Group Inc.,				
Initial Term Loan, 5.00%, 12/19/19	United States	925,350	931,133	0.06
Second Lien Term Loan, 8.75%, 12/19/20	United States	1,852,130	1,869,262	0.13
Mirion Technologies Inc., Term Loan, 5.75%, 3/30/18	United States	1,940,826	1,960,234	0.14
[d]Schaeffler AG, Facility C2-USD, 4.25%, 1/27/17	Germany	6,576,190	6,623,414	0.47
Unifrax I LLC, New Term Dollar Loans, 4.25%, 11/28/18	United States	1,397,903	1,405,242	0.10
			12,789,285	0.90
Industrial Machinery				
Colfax Corp., Replacement Term B Loans, 3.25%, 1/11/19	United States	3,053,106	3,070,552	0.22
Douglas Dynamics LLC, Term Loan, 5.75%, 4/18/18	United States	1,516,545	1,524,583	0.11
Generac Power Systems Inc., Term Loans, 3.50%, 5/31/20	United States	1,847,660	1,851,991	0.13
Husky Injection Molding Systems Ltd., Term Loan, 4.25%, 6/30/18	United States	4,234,685	4,260,085	0.30
Milacron LLC, Term Loan, 4.25%, 3/18/20	United States	3,990,000	4,014,072	0.28
Navistar Inc., Tranche B Term Loan, 5.75%, 8/17/17	United States	2,650,950	2,701,761	0.19
RBS Global Inc. (Rexnord), Term B Loan, 3.75%, 4/01/18	United States	2,128,124	2,140,892	0.15
Renaissance Acquisition Corp. (Gardner Denver), First Lien Term Loan, 5.50%, 7/30/20	United States	5,200,000	5,226,000	0.37
Sensus USA Inc.,				
Second Lien Term Loan, 8.50%, 5/09/18	United States	4,029,954	3,939,280	0.28
[d]Term Loan, 5.75%, 5/09/17	United States	340,444	336,897	0.02
Spin Holdco Inc. (Coinmach), Initial Term Loan, 4.25%, 11/14/19	United States	2,880,000	2,902,951	0.20
Tomkins LLC and Tomkins Inc., Term B-2 Loan, 3.75%, 9/21/16	United States	4,193,940	4,229,328	0.30

[d]WireCo Worldgroup Inc., Term Loan, 6.00%, 2/15/17	United States	1,402,425	1,409,437	0.10
			37,607,829	2.65
Insurance Brokers				
HUB International Ltd., Term Loan, 3.686%, 6/13/17	United States	3,790,500	3,810,806	0.27
Integrated Telecommunication Services				
Genesys Telecom Holdings U.S. Inc.,				
Dollar Term Loan, 4.00%, 2/08/20	United States	1,231,200	1,234,792	0.09
[d]Series 1 Incremental Term Loan, 5.25%, 6/27/20	United States	997,913	1,000,824	0.07
Integra Telecom Holdings Inc.,				
First Lien Term Loan, 5.25%, 2/22/19	United States	2,004,975	2,030,037	0.14
Second Lien Term Loan, 9.75%, 2/24/20	United States	1,900,000	1,960,958	0.14
Intelsat Jackson Holdings SA, Tranche B-1 Term Loan, 4.25%, 4/02/18	Luxembourg	4,752,696	4,795,770	0.34
LTS Buyer LLC,				
First Lien Term B Loan, 4.50%, 4/11/20	United States	4,140,000	4,173,588	0.29
Second Lien Initial Loan, 8.00%, 4/11/21	United States	700,000	710,500	0.05
Windstream Corp.,				
Tranche B-3 Term Loan, 4.00%, 8/08/19	United States	1,265,959	1,276,773	0.09
Tranche B-4 Term Loan, 3.50%, 1/23/20	United States	646,750	649,512	0.05
Zayo Group LLC, Term Loan, 4.50%, 7/02/19	United States	3,720,553	3,757,178	0.26
			21,589,932	1.52
Internet Software & Services				
Web.com Group Inc., 1st Lien Term Loan, 4.50%, 10/27/17	United States	5,618,121	5,655,578	0.40
Investment Banking & Brokerage				
[d]Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan, 5.50%, 7/22/20	United States	2,510,000	2,542,944	0.18
IT Consulting & Other Services				
Genpact International Inc., Domestic Term B-1 Loan, 3.50%, 8/30/19	United States	2,970,000	2,986,089	0.21
USIC Holdings Inc., First Lien Term Loan, 6.00%, 12/31/20	United States	2,170,000	2,191,700	0.15
			5,177,789	0.36
Leisure Facilities				
24 Hour Fitness Worldwide Inc., New Tranche B Term Loan, 5.25%, 4/22/16	United States	3,236,097	3,276,549	0.23
ClubCorp Club Operations Inc., Term B Loans, 4.25%, 11/23/20	United States	3,029,815	3,071,475	0.22
Kasima LLC (DCIP), Term Loan, 3.25%, 5/17/21	United States	2,640,000	2,637,249	0.18
SeaWorld Parks & Entertainment Inc., Term B-2 Loan, 3.00%, 5/14/20	United States	4,851,600	4,849,072	0.34
[d]Seven Seas Cruises S. De R.L. & SSC Finance Corp., Term B-1 Loans, 5.75%, 12/21/18	Panama	608,696	614,022	0.04
Six Flags Theme Parks Inc., Tranche B Term Loan, 4.00% - 5.25%, 12/20/18	United States	943,008	954,627	0.07
Town Sports International LLC, Initial Term Loan, 5.75%, 5/11/18	United States	5,862,600	5,939,547	0.42
			21,342,541	1.50
Leisure Products				
[d]Scientific Games International Inc., Term Loan B, 5.50%, 8/28/20	United States	9,000,000	8,988,750	0.63
Life & Health Insurance				
CNO Financial Group Inc. (fka Conseco),				
Tranche B-1 Term Loan, 3.00%, 9/28/16	United States	2,049,444	2,062,254	0.15
Tranche B-2 Term Loan, 3.75%, 9/28/18	United States	2,722,625	2,734,536	0.19
			4,796,790	0.34
Life Sciences Tools & Services				
inVentiv Health Inc., Term Loan B, 7.50%, 8/04/16	United States	3,433,752	3,383,678	0.24
[d]Pharmaceutical Product Development LLC, Term Loan, 4.25%, 12/05/18	United States	4,958,805	5,004,262	0.35
Quintiles Transnational Corp.,				
Term B-1 Loan, 4.50%, 6/08/18	United States	139,212	140,314	0.01
Term B-2 Loan, 4.50%, 6/08/18	United States	2,423,220	2,450,452	0.17
			10,978,706	0.77
Marine				
[d]Navios Maritime Partners LP, Initial Term Loan, 6.50%, 6/27/18	Marshall Islands	3,960,000	3,967,425	0.28
Metal & Glass Containers				
Berry Plastics Corp., Term D Loan, 3.50%, 2/08/20	United States	5,705,700	5,710,453	0.40
[d]BWAY Holding Co., Initial Term Loan, 4.50%, 8/06/17	United States	2,520,592	2,545,798	0.18

Pact Group (USA) LLC, Term Loans, 3.75%, 5/29/20	United States	5,690,000	5,693,556	0.40
			13,949,807	0.98
Movies & Entertainment				
dAMC Entertainment Inc., Initial Term Loan, 3.50%, 4/30/20	United States	2,972,550	2,986,881	0.21
Aufinco Pty. Ltd. and U.S. Finco LLC,				
Second Lien Initial Term Loan, 8.25%, 11/30/20	Australia	1,600,000	1,610,000	0.11
Term B Loan, 4.00%, 5/30/20	Australia	2,200,000	2,211,000	0.16
Cinemark USA Inc., Term Loan, 3.20%, 12/13/19	United States	2,600,344	2,615,621	0.19
dDelta 2 (Lux) S.A.R.L. (Formula One), Term Loan B, 4.50%, 4/30/19	Luxembourg	8,503,424	8,573,841	0.60
IMG Worldwide Inc., Tranche B Term Loan, 5.50%, 6/16/16	United States	2,379,326	2,400,146	0.17
dLions Gate Entertainment Corp., Second Lien Loans, 6.25%, 7/19/20	Canada	610,000	618,255	0.04
National CineMedia LLC, New Term Loan, 2.95%, 11/26/19	United States	3,000,000	2,992,032	0.21
Regal Cinemas Corp., Term Loan, 2.686% - 2.776%, 8/23/17	United States	4,151,213	4,176,415	0.29
dWMG Acquisition Corp.,				
Tranche B Refinancing Term Loan, 5.00%, 7/01/20	United States	670,204	673,136	0.05
Tranche B Term Loan, 5.00%, 7/01/20	United States	3,900,000	3,917,062	0.28
Zuffa LLC, Initial Term Loan, 4.50%, 2/25/20	United States	5,762,135	5,801,750	0.41
			38,576,139	2.72
Oil & Gas Drilling				
dDrillships Financing Holding Inc.,				
Tranche B-1 Term Loan, 7.25%, 3/31/21	Marshall Islands	3,200,000	3,244,000	0.23
Tranche B-2 Term Loan, 6.75%, 7/15/16	Marshall Islands	3,550,000	3,585,500	0.25
Offshore Group Investment Ltd. (Vantage Delaware), Loans, 5.75%, 3/28/19	United States	4,758,075	4,796,140	0.34
dPacific Drilling SA, Term Loan, 4.50%, 6/03/18	Luxembourg	4,760,000	4,793,320	0.34
			16,418,960	1.16
Oil & Gas Equipment & Services				
dMcJunkin Red Man Corp., Term Loan, 6.00%, 11/11/19	United States	4,844,017	4,904,567	0.35
Oil & Gas Exploration & Production				
EP Energy LLC, Tranche B-3 Loan (Second Lien), 3.50%, 4/24/18	United States	5,400,000	5,410,686	0.38
Quicksilver Resources Inc., Second Lien Loans, 7.00%, 6/21/19	United States	3,510,000	3,387,150	0.24
Samson Investment Co., Second Lien Initial Term Loan, 6.00%, 9/25/18	United States	2,960,000	2,998,850	0.21
Sheridan Investment Partners I LLC, Tranche B-2 Term Loan, 5.00%, 10/01/19	United States	1,433,007	1,438,381	0.10
Sheridan Production Partners I-A LP, Tranche B-2 Term Loan, 5.00%, 10/01/19	United States	189,885	190,597	0.01
Sheridan Production Partners I-M LP, Tranche B-2 Term Loan, 5.00%, 10/01/19	United States	115,983	116,418	0.01
Utex Industries Inc.,				
First Lien Term Loan, 4.75%, 4/10/20	United States	1,920,000	1,931,904	0.14
Second Lien Term Loan, 8.75%, 4/10/21	United States	3,000,000	3,030,000	0.21
			18,503,986	1.30
Oil & Gas Storage & Transportation				
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.50%, 3/27/20	United States	3,600,544	3,616,296	0.26
Tallgrass Operations LLC, Term Loan, 5.25%, 11/13/18	United States	763,757	775,213	0.05
			4,391,509	0.31
Other Diversified Financial Services				
Asurion LLC,				
Incremental Tranche B-1 Term Loan, 4.50%, 5/24/19	United States	6,541,306	6,550,654	0.46
dIncremental Tranche B-2 Term Loans, 3.50%, 7/08/20	United States	5,410,000	5,308,984	0.38
			11,859,638	0.84
Packaged Foods & Meats				
Del Monte Foods Co., Initial Term Loans, 4.00%, 3/08/18	United States	6,163,587	6,181,566	0.44
H.J. Heinz Co., Term B-2 Loan, 3.50%, 6/05/20	United States	12,630,000	12,765,949	0.90
JBS USA LLC, Initial Term Loan, 3.75%, 5/25/18	Brazil	1,741,250	1,742,338	0.12
Pinnacle Foods Finance LLC, Tranche G Term Loan, 3.25%, 4/29/20	United States	3,970,050	3,977,494	0.28
			24,667,347	1.74
Paper Packaging				
Clondalkin Acquisition BV,				
Second Lien Term Loan, 10.00%, 11/30/20	Netherlands	1,600,000	1,580,000	0.11
Term Loans, 5.75%, 5/31/20	Netherlands	2,500,000	2,515,625	0.18
dExopack LLC/Cello-Foil Products Inc., Term B Loan, 5.00%, 5/31/17	United States	4,535,385	4,586,407	0.32
John Henry Holdings Inc. (Multi-Packaging), First Lien Term Loan, 6.00%, 12/06/18	United States	1,363,150	1,369,966	0.10

Franklin Floating Rate Master Trust

Statement of Investments, July 31, 2013 *(continued)*

Reynolds Group Holdings Inc., U.S. Term Loan, 4.75%, 9/28/18	United States	10,289,684	10,425,384	0.73
			20,477,382	1.44
Paper Products				
NewPage Corp., Term Loan, 7.75%, 12/21/18	United States	4,358,100	4,441,632	0.31
Personal Products				
FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	2,040,354	2,051,831	0.15
Otter Products LLC, Loans, 5.25%, 4/29/19	United States	6,800,000	6,839,664	0.48
Revlon Consumer Products Corp.,				
Non-Contributed Loan, 8.50%, 10/08/14	United States	1,300,000	1,313,000	0.09
Term Loan B, 4.00%, 11/19/17	United States	1,237,924	1,252,882	0.09
			11,457,377	0.81
Pharmaceuticals				
Aptalis Pharma Inc. (Axcan),				
Term B-1 Loan, 5.50%, 2/11/17	United States	1,051,880	1,057,797	0.08
Term B-2 Loan, 5.50%, 2/11/17	United States	1,975,000	1,989,813	0.14
Jazz Pharmaceuticals Inc., Tranche 1 Term Loan, 3.50%, 6/12/18	United States	2,870,000	2,896,906	0.20
Par Pharmaceutical Cos. Inc., Term B-1 Loan, 4.25%, 9/30/19	United States	6,931,684	6,964,484	0.49
RPI Finance Trust,				
6.75 Year Term Loan, 3.50%, 5/09/18	United States	874,540	881,099	0.06
New Term Loan, 4.00%, 11/09/18	United States	932,341	936,614	0.07
Valeant Pharmaceuticals International Inc.,				
Series C-1 Tranche B Term Loan, 3.50%, 12/11/19	Canada	1,492,500	1,509,440	0.11
[d] Series D-1 Tranche B Term Loan, 3.50%, 2/13/19	Canada	6,309,003	6,380,736	0.45
[d] Series E Tranche B Term Loan, 6.00%, 6/30/20	Canada	3,665,030	3,718,631	0.26
Warner Chilcott Co. LLC, Term B-2 Loan, 4.25%, 3/15/18	Puerto Rico	87,857	88,088	0.01
Warner Chilcott Corp.,				
Additional Term B-1 Loan, 4.25%, 3/15/18	United States	624,998	626,639	0.04
Term B-1 Loan, 4.25%, 3/15/18	United States	1,435,707	1,439,476	0.10
WC Luxco S.A.R.L., Term B-3 Loan, 4.25%, 3/15/18	Luxembourg	1,131,363	1,134,332	0.08
			29,624,055	2.09
Property & Casualty Insurance				
Affirmative Insurance Holdings Inc., Term Loan, 11.25%, 1/31/14	United States	1,555,080	1,010,802	0.07
Publishing				
Dex Media West LLC, Term Loan B, 8.00%, 12/30/16	United States	441,358	376,993	0.03
R.H. Donnelley Inc., Term Loan B, 9.75%, 12/30/16	United States	3,709,950	2,824,200	0.20
Springer Science+Business Media SA, Term Loan B-2, 6.25%, 8/05/20	United States	6,750,000	6,678,281	0.47
			9,879,474	0.70
Real Estate Services				
Brickman Group Holdings Inc.,				
Tranche B-2 Term Loan, 3.273%, 10/14/16	United States	707,545	713,736	0.05
Tranche B-3 Term Loan, 4.00%, 9/28/18	United States	892,392	897,597	0.06
RE/MAX LLC, Term Loan, 5.25%, 7/31/20	United States	900,000	903,375	0.06
			2,514,708	0.17
Research & Consulting Services				
Nielsen Finance LLC (VNU Inc.), Class E Dollar Term Loan, 2.945%, 5/01/16	United States	3,128,261	3,149,036	0.22
Restaurants				
Burger King Corp., Tranche B Term Loan, 3.75%, 9/28/19	United States	1,272,173	1,285,884	0.09
Dunkin' Brands Inc., Term B-3 Loan, 3.75%, 2/14/20	United States	3,387,019	3,407,474	0.24
[d] P.F. Chang's China Bistro Inc., Term Loan, 5.25%, 6/22/19	United States	2,440,625	2,472,658	0.17
Wendy's International Inc., Term B Loan, 3.25%, 5/15/19	United States	1,844,998	1,849,841	0.13
			9,015,857	0.63
Retail REITs				
Capital Automotive LP, Second Lien Term Loan, 6.00%, 4/30/20	United States	1,020,000	1,053,150	0.07
Security & Alarm Services				
Garda World Security Corp., Term B Loan, 4.50%, 11/13/19	Canada	1,200,925	1,210,308	0.09
Protection One Inc., Term Loan, 4.25%, 3/19/19	United States	3,285,398	3,297,718	0.23
			4,508,026	0.32
Semiconductors				
Freescale Semiconductor Inc.,				
Tranche B-3 Term Loan, 4.25%, 12/01/16	United States	997,500	1,009,345	0.07

Franklin Floating Rate Master Trust
Statement of Investments, July 31, 2013 *(continued)*

Tranche B-4 Term Loan, 5.00%, 2/28/20	United States	4,987,500	5,045,689	0.36
			6,055,034	0.43
Specialized Consumer Services				
Advantage Sales & Marketing Inc.,				
2013 Term Loan, 4.25%, 12/17/17	United States	2,885,502	2,909,388	0.20
Second Lien 2013 Other TL, 8.25%, 6/17/18	United States	1,890,000	1,932,525	0.14
Weight Watchers International Inc., Initial Tranche B-2 Term Loan, 3.75%, 4/02/20	United States	8,408,925	8,465,862	0.60
			13,307,775	0.94
Specialized Finance				
Clipper Acquisitions Corp. (THE TCW GROUP Inc.), Initial Term Loan, 4.00%, 2/06/20	United States	1,930,300	1,944,777	0.14
Trans Union LLC, 2013 Replacement Term Loan, 4.25%, 2/10/19	United States	2,736,194	2,770,397	0.19
			4,715,174	0.33
Specialized REITs				
The Geo Group Inc., Term Loan, 3.25%, 4/03/20	United States	4,987,500	5,006,203	0.35
Specialty Chemicals				
Axalta Coating Systems U.S. Holdings Inc., Initial Term B Loans, 4.75%, 2/01/20	United States	7,401,754	7,483,869	0.53
Ceramtec North America Corp., Term Loan B, 5.50%, 7/31/20	Luxembourg	4,062,353	4,102,976	0.29
HII Holding Corp. (Houghton International), U.S. Term Loan, 4.00%, 12/20/19	United States	1,636,024	1,644,204	0.11
MacDermid Holdings LLC,				
First Lien Tranche B Term Loan, 4.00%, 6/07/20	United States	2,072,854	2,088,401	0.15
Second Lien Tranche B Term Loan, 7.75%, 12/07/20	United States	3,319,346	3,369,136	0.24
Nexeo Solutions LLC, Term B-2 Loan, 5.00%, 9/09/17	United States	1,766,650	1,752,849	0.12
OMNOVA Solutions Inc., Term B-1 Loan, 4.25%, 5/31/18	United States	827,531	835,807	0.06
[d]Oxbow Carbon LLC,				
First Lien Tranche B Term Loan, 5.50%, 7/19/19	United States	3,547,876	3,583,354	0.25
Second Lien Initial Term Loan, 9.25%, 1/19/20	United States	1,789,020	1,820,327	0.13
Road Infrastructure Investment LLC (Ennis Flint),				
First Lien Term Loan, 6.25%, 3/30/18	United States	2,222,350	2,241,796	0.16
Second Lien Term Loan, 10.25%, 9/30/18	United States	2,340,476	2,369,732	0.16
Sonneborn LLC, Initial U.S. Term Loan, 6.50%, 3/30/18	United States	2,073,378	2,099,295	0.15
Sonneborn Refined Products BV, Initial BV Term Loan, 6.50%, 3/30/18	Netherlands	365,890	370,464	0.02
Taminco Global Chemical Corp., Tranche B-2 Dollar Term Loan, 4.25%, 2/15/19	United States	2,370,090	2,396,754	0.17
Univar Inc., Term B Loan, 5.00%, 6/30/17	United States	5,556,996	5,497,953	0.39
			41,656,917	2.93
Specialty Stores				
[d]99 Cents Only Stores, Tranche B-1 Loan, 5.25% - 6.25%, 1/15/19	United States	2,756,920	2,785,332	0.20
[d]Academy Ltd., Initial Term Loans, 4.50%, 8/03/18	United States	4,454,284	4,497,901	0.32
Bass Pro Group LLC, Loans, 4.00%, 11/20/19	United States	5,266,882	5,315,143	0.37
BJ's Wholesale Club Inc., 2013 Replacement Loans, 4.25%, 9/26/19	United States	3,044,700	3,063,531	0.22
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	2,977,500	3,010,997	0.21
Jo-Ann Stores Inc., Term B Loan, 4.00%, 3/18/18	United States	1,827,888	1,835,885	0.13
Leslie's Poolmart Inc., Tranche B Term Loan, 5.25%, 10/16/19	United States	615,371	622,756	0.04
Michael's Stores Inc., Term B Loan, 3.75%, 1/28/20	United States	5,087,250	5,114,502	0.36
Neiman Marcus Group Inc., Loans, 4.00%, 5/16/18	United States	3,670,000	3,685,770	0.26
Party City Holdings Inc., 2013 Replacement Term Loan, 4.25%, 7/27/19	United States	4,625,108	4,650,713	0.33
[d]Prestige Brands Inc., Term B-1 Loan, 3.75% - 5.00%, 1/31/19	United States	2,739,083	2,771,609	0.19
			37,354,139	2.63
Systems Software				
Blue Coat Systems Inc.,				
Second Lien Loans, 9.50%, 6/28/20	United States	3,170,000	3,193,775	0.23
[d]Term Loan, 4.50%, 5/31/19	United States	2,377,050	2,385,964	0.17
SS&C Technologies Holdings Europe S.A.R.L., Funded Term B-2 Loan, 3.50%, 6/08/19	Luxembourg	137,961	138,392	0.01
SS&C Technologies Inc., Funded Term B-1 Loan, 3.50%, 6/08/19	United States	1,333,623	1,337,514	0.09
Vertafore Inc.,				
New Term Loan, 4.25%, 10/03/19	United States	2,185,374	2,199,487	0.15
Second Lien Term Loan, 9.75%, 10/27/17	United States	1,079,762	1,101,897	0.08
Websense Inc.,				
First Lien Term Loan, 4.50%, 6/25/20	United States	2,640,000	2,635,248	0.19

Second Lien Term Loan, 8.25%, 12/24/20	United States	1,320,000	1,316,238	0.09
			14,308,515	1.01
Technology Distributors				
CDW LLC,				
Term Loans, 3.50%, 4/29/20	United States	3,192,000	3,183,024	0.23
Term Loans B, 5.25%, 4/29/20	United States	3,280,000	3,270,777	0.23
Sirius Computer Solutions Inc., Term Loan, 7.00%, 12/07/18	United States	752,885	763,372	0.05
			7,217,173	0.51
Tires & Rubber				
The Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/19	United States	8,800,000	8,893,447	0.63
Trucking				
Avis Budget Car Rental LLC, Tranche B Term Loan, 3.00%, 3/15/19	United States	6,988,025	7,001,128	0.49
Hertz Corp., Tranche B-1 Term Loan, 3.75%, 3/11/18	United States	7,487,364	7,537,672	0.53
Swift Transportation Co. LLC, Tranche B-2 Term Loan, 4.00%, 12/21/17	United States	1,846,265	1,865,882	0.13
YRCW Receivables LLC, Term B Loan, 11.25%, 9/30/14	United States	2,556,954	2,606,495	0.19
			19,011,177	1.34
Wireless Telecommunication Services				
NTELOS Inc., Term B Advance, 5.75%, 11/11/19	United States	3,721,875	3,695,513	0.26
Syniverse Holdings Inc., Tranche B Term Loan, 4.00%, 4/30/19	United States	1,980,000	1,992,995	0.14
			5,688,508	0.40
Total Senior Floating Rate Interests (Cost $1,266,693,088)			1,277,945,207	89.99
Asset-Backed Securities				
Other Diversified Financial Services				
[e] Apidos CDO, 2013-14A, C2, 144A, 4.85%, 4/15/25	Cayman Islands	1,110,000	1,104,450	0.08
[a,e] Catamaran CLO Ltd., 2013-1A, C, 144A, FRN, 3.071%, 1/27/25	Cayman Islands	1,100,000	1,047,200	0.07
[a,e] Cent CLO LP, 2013-17A, D, 144A, FRN, 3.265%, 1/30/25	Cayman Islands	800,000	796,756	0.06
[d,e] Emerson Park CLO Ltd., 2013-1A, C2, 144A, 5.64%, 7/15/25	Cayman Islands	1,100,000	1,094,500	0.08
[a,e] ING Investment Management CLO Ltd.,				
2013-1A, B, 144A, FRN, 3.184%, 4/15/24	Cayman Islands	800,000	781,446	0.06
2013-1A, C, 144A, FRN, 3.784%, 4/15/24	Cayman Islands	800,000	772,356	0.05
2013-2A, B, 144A, FRN, 2.956%, 4/25/25	United States	800,000	770,130	0.05
Total Asset-Backed Securities (Cost $6,470,148)			6,366,838	0.45
Total Investments before Short Term Investments (Cost $1,273,673,334)			1,284,858,408	90.48
Short Term Investments (Cost $281,163,808)				
Repurchase Agreements				
[f] Joint Repurchase Agreement, 0.061%, 8/01/13 (Maturity Value $281,164,281) BNP Paribas Securities Corp. (Maturity Value $41,699,475) Credit Suisse Securities (USA) LLC (Maturity Value $52,125,046) Deutsche Bank Securities Inc. (Maturity Value $93,515,240) HSBC Securities (USA) Inc. (Maturity Value $46,912,260) Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $31,273,903) Morgan Stanley & Co. LLC (Maturity Value $15,638,357) Collateralized by U.S. Government Agency Securities, 0.00% - 5.50%, 8/01/13 - 4/27/17; U.S. Government Agency Securities, Strip, 6/01/17; [g] U.S. Treasury Bills, 8/22/13; and U.S. Treasury Notes, 0.125% - 4.25%, 12/15/13 - 11/30/16 (valued at $287,183,152)	United States	281,163,808	281,163,808	19.80
Total Investments (Cost $1,554,837,142)			1,566,022,216	110.28
Other Assets, less Liabilities			(145,960,800)	(10.28)
Net Assets			$ 1,420,061,416	100.00

See Abbreviations on page xx.

[*] The principal amount is stated in U.S. dollars unless otherwise indicated.
[a] The coupon rate shown represents the rate at period end.
[b] See Note 1(d) regarding senior floating rate interests.

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

Financial Statements

Statement of Assets and Liabilities
July 31, 2013

Assets:	
Investments in securities:	
Cost - Unaffiliated issuers	$1,273,673,334
Cost - Repurchase agreements	281,163,808
Total cost of investments	$1,554,837,142
Value - Unaffiliated issuers	$1,284,858,408
Value - Repurchase agreements	281,163,808
Total value of investments	1,566,022,216
Cash	3,741,263
Receivables:	
Investment securities sold	18,520,226
Interest	3,026,163
Other assets	150
Total assets	1,591,310,018
Liabilities:	
Payables:	
Investment securities purchased	166,683,789
Management fees	883,085
Distributions to shareholders	3,574,461
Unrealized depreciation on unfunded loan commitments	498
Accrued expenses and other liabilities	106,769
Total liabilities	171,248,602
Net assets, at value	$1,420,061,416
Net assets consist of:	
Paid-in capital	$1,522,749,651
Distributions in excess of net investment income	(48,227)
Net unrealized appreciation (depreciation)	11,184,576
Accumulated net realized gain (loss)	(113,824,584)
Net assets, at value	$1,420,061,416
Net asset value and maximum offering price per share ($1,420,061,416 ÷ 158,938,062 shares outstanding)	$8.93

Statement of Operations
for the year ended July 31, 2013

Investment income:	
Interest	$37,066,421
Expenses:	
Management fees (Note 3a)	6,495,742
Administrative fees (Note 3b)	1,071,840
Custodian fees (Note 4)	9,758
Reports to shareholders	4,417
Registration and filing fees	1,024
Professional fees	111,462
Trustees' fees and expenses	39,538
Other	40,516
Total expenses	7,774,297
Expense reductions (Note 4)	(150)
Expenses waived (Note 3d)	(1,278,482)
Net expenses	6,495,665
Net investment income	30,570,756
Realized and unrealized gains (losses):	
Net realized gain (loss) from investments	2,601,104
Net change in unrealized appreciation (depreciation) on investments	10,959,164
Net realized and unrealized gain (loss)	13,560,268
Net increase (decrease) in net assets resulting from operations	$44,131,024

The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Master Trust
Franklin Floating Rate Master Series

Financial Statements *(continued)*
Statements of Changes in Net Assets

	Year Ended July 31, 2013	2012
Increase (decrease) in net assets:		
Operations:		
Net investment income	$ 30,570,756	$ 32,557,672
Net realized gain (loss) from investments and swap contracts	2,601,104	(17,067,187)
Net change in unrealized appreciation (depreciation) on investments	10,959,164	(3,207,994)
Net increase (decrease) in net assets resulting from operations	44,131,024	12,282,491
Distributions to shareholders from net investment income	(30,504,266)	(32,316,237)
Capital share transactions (Note 2)	763,630,176	(280,415,162)
Net increase (decrease) in net assets	777,256,934	(300,448,908)
Net assets:		
Beginning of year	642,804,482	943,253,390
End of year	$ 1,420,061,416	$ 642,804,482
Distributions in excess of net investment income included in net assets:		
End of year	$ (48,227)	$ (179,657)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Floating Rate Master Series (Fund). The shares are exempt from registration under the Securities Act of 1933.

The following summarizes the Fund's significant accounting policies.

a. Financial Instrument Valuation

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Fund's administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Repurchase agreements are valued at cost, which approximates market value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Fund at year end, as indicated in the Statement of Investments, had been entered into on July 31, 2013.

c. Securities Purchased on a When-Issued or Delayed Delivery Basis

The Fund purchases securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

e. Income Taxes

No provision has been made for income taxes because all income, expenses, gains and losses are allocated to the non-U.S. beneficial owner for inclusion in their individual income tax returns as applicable. The Fund has elected to be treated as a disregarded entity for U.S. income tax purposes, effective December 23, 2009.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. The Fund's net investment income is proportionately allocated to the owner daily and paid monthly. Net capital gains (or losses) realized by the Fund will not be distributed. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from

earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At July 31, 2013, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

	Year Ended July 31,			
	2013		2012	
	Shares	Amount	Shares	Amount
Shares sold	103,796,035	$924,533,865	9,758,523	$84,703,607
Shares redeemed	(18,212,554)	(160,903,689)	(42,641,615)	(365,118,769)
Net increase (decrease)	85,583,481	$763,630,176	(32,883,092)	$(280,415,162)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers of 0.80% per year of the average daily net assets of the Fund.

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

d. Waiver and Expense Reimbursements

Advisers and FT Services have voluntarily agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses of the Fund do not exceed 0.80% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations). Advisers and FT Services may discontinue this waiver at any time upon notice to the Board.

e. Other Affiliated Transactions

At July 31, 2013, the Franklin Floating Rate Fund, PLC owned 100% of the Fund's outstanding shares. Investment activities of this shareholder could have a material impact on the Fund. See Note 11 for information regarding upcoming liquidation and dissolution of the Trust.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended July 31, 2013, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At July 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$	1,555,174,227
Unrealized appreciation	$	12,929,760
Unrealized depreciation		(2,081,771)
Net unrealized appreciation (depreciation)	$	10,847,989

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums and wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2013, aggregated $1,162,276,164 and $451,347,312, respectively.

7. CREDIT RISK

At July 31, 2013, the Fund had 78.69% of its portfolio invested in senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8. RESTRICTED SECURITIES

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At July 31, 2013, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Principal Amount*	Issuer	Acquisition Date	Cost	Value
270,074	Erickson Air-Crane., Purchase Price Notes, 6.00%, 11/02/20	5/16/2013	$ 270,074	$ 270,074
	(Value is 0.02% of Net Assets)			

*In U.S. dollars unless otherwise indicated.

9. UNFUNDED LOAN COMMITMENTS

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded portions of credit agreements are presented on the Statement of Investments.

At July 31, 2013, unfunded commitments were as follows:

Borrower	Unfunded Commitment
Power Buyer LLC, First Lien Delayed Draw Term Loan	$ 97,778

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

10. SHAREHOLDER DISTRIBUTIONS

For the year ended July 31, 2013, the Fund made the following distributions:

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of July 31, 2013, in valuing the Fund's assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:				
Investments in Securities:				
Corporate Bonds	$ -	$ 546,363	$ -	$ 546,363
Senior Floating Rate Interests	-	1,277,675,133	270,074	1,277,945,207
Asset-Backed Securities	-	6,366,838	-	6,366,838
Short Term Investments	-	281,163,808	-	281,163,808
Total Investments in Securities	$ -	$ 1,565,752,142	$ 270,074	$ 1,566,022,216
Liabilities:				
Unfunded Loan Commitments	$ -	$ 498	$ -	$ 498

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

14. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU No. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of these ASUs will not have a material impact on its financial statements.

In June 2013, FASB issued ASU No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is regulated under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. The Fund is currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on its financial statements.

15. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio

CDO	- Collateralized Debt Obligation
CLO	- Collateralized Loan Obligation
DIP	- Debtor-In-Possession
FRN	- Floating Rate Note
L/C	- Letter of Credit
NCI	- National Median Cost of Funds Index
REIT	- Real Estate Investment Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Floating Rate Master Series

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Floating Rate Master Series (the "Fund") at July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2013 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
September 17, 2013

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1999	139	Bar-S Foods (meat packing company) (1981-2010).
Principal Occupation During at Least the Past 5 Years: Director of various companies; and **formerly**, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).				
Sam Ginn (1937) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	113	ICO Global Communications (Holdings) Limited (satellite company) (2006-2010), Chevron Corporation (global energy company) (1989-2009), Hewlett-Packard Company (technology company) (1996-2002), Safeway, Inc. (grocery retailer) (1991-1998) and TransAmerica Corporation (insurance company) (1989-1999).
Principal Occupation During at Least the Past 5 Years: Private investor; Chairman, First Responder Network Authority (FirstNet) (interoperable wireless broadband network) (August 2012); and **formerly**, Chairman of the Board, Vodafone AirTouch, PLC (wireless company) (1999-2000); Chairman of the Board and Chief Executive Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Group (telephone holding company) (1988-1994).				
Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1999	139	Hess Corporation (exploration and refining of oil and gas), H.J. Heinz Company (processed foods and allied products) (1994-2013), RTI International Metals, Inc. (manufacture and distribution of titanium), Canadian National Railway (railroad) and White Mountains Insurance Group, Ltd. (holding company).

Principal Occupation During at Least the Past 5 Years: Director or Trustee of various companies and trusts; and **formerly,** Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).				
J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2009	139	Boeing Capital Corporation (aircraft financing) (2006-2013).
Principal Occupation During at Least the Past 5 Years: Executive Vice President, General Counsel and member of Executive Council, The Boeing Company (aerospace company); and **formerly,** Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).				
Frank A. Olson (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2005	139	Hess Corporation (exploration and refining of oil and gas)(1998-2013).
Principal Occupation During at Least the Past 5 Years: Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and **formerly,** Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).				
Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	139	Cbeyond, Inc. (business communications provider), The Southern Company (energy company) (2010-2012) and The Washington Post Company (education and media organization).
Principal Occupation During at Least the Past 5 Years: Executive Vice President - Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (June 2012); and **formerly,** John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2011-2012); Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).				
John B. Wilson (1959) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 2007 and Lead Independent Trustee since 2008	113	None
Principal Occupation During at Least the Past 5 Years: President, Staples Europe (office supplies) (October 2012); President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and **formerly,** Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President - Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).				

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Gregory E. Johnson (1961) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	149	None
Principal Occupation During at Least the Past 5 Years: Chairman of the Board, Member - Office of the Chairman, Director, President and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and Chairman, Investment Company Institute.				

**Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board and Trustee	Chairman of the Board and Trustee since June 2013	139	None
Principal Occupation During at Least the Past 5 Years: Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.				

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2012	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton Investments.				

Mark Boyadjian (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2003	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Vice President, Franklin Advisers, Inc.; and officer of two of the investment companies in Franklin Templeton Investments.				

Laura F. Fergerson (1962) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer -Finance and Administration	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Vice President, Franklin Templeton Services, LLC; and officer of 47 of the investment companies in Franklin Templeton Investments.				

Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Director, Fund Accounting, Franklin Templeton Investments; and officer of 28 of the investment companies in Franklin Templeton Investments.				

Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; officer of 47 of the investment companies in Franklin Templeton Investments; and **formerly**, Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).				

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.				

Selena L. Holmes (1965) 100 Fountain Parkway St. Petersburg, FL 33716-1205	Vice President – AML Compliance	Since 2012	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Director, Global Compliance Monitoring; and officer of 47 of the investment companies in Franklin Templeton Investments.				

Christopher J. Molumphy (1962) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2010	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 23 of the investment companies in Franklin Templeton Investments.				

Kimberly H. Novotny (1972) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since March 2013	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Corporate Counsel, Franklin Templeton Investments; Vice President, Secretary and Trust Officer, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.				

Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Compliance Officer	Since March 2013	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Director, Global Compliance, Franklin Templeton Investments; officer of 47 of the investment companies in Franklin Templeton Investments; and **formerly**, Senior Associate General Counsel, Franklin Templeton Investments (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).				

Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2006	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; and officer of 47 of the investment companies in Franklin Templeton Investments.				

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton Investments; and **formerly**, Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).				

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2011	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; Vice President, Fiduciary Trust International of the South; and officer of 47 of the investment companies in Franklin Templeton Investments.				

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

Note 3: Effective June 13, 2013, Charles B. Johnson ceased to be a trustee of the Trust.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund's Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund's Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund's Audit Committee since 2007. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

Shareholder Information

Franklin Floating Rate Master Trust

Board Review of Investment Management Agreement

The Board of Trustees (Board) considered renewal of the Trust's investment management agreement with the Investment Manager (Manager) for the Trust. In considering such matter, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information, as well as periodic reports on expenses, shareholder services, legal and compliance matters, pricing, brokerage commissions and execution and other services provided by the Manager and its affiliates. Information furnished specifically in connection with the renewal process included a Fund profitability analysis prepared by management. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments (FTI) from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional information accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management's explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided by the FTI organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager.

After discussion and careful consideration of all relevant factors, the Board approved renewal of the investment management agreement for the Fund. Furthermore, the Board considered that fees paid under such agreement were fair and reasonable.

Proxy Voting Policies and Procedures

The Fund's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $66,859 for the fiscal year ended July 31, 2013 and $67,294 for the fiscal year ended July 31, 2012.

(b) Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's

investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $7,700 for the fiscal year ended July 31, 2013 and $50,000 for the fiscal year ended July 31, 2012. The services for which these fees were paid included technical tax consultation for capital gain tax reporting to foreign governments, application of local country tax laws to investments and licensing securities with local country offices.

(d) All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended July 31, 2013 and $235 for the fiscal year ended July 31, 2012. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, other than services reported in paragraphs (a)-(c) of Item 4 were $39,194 for the fiscal year ended July 31, 2013 and $152,215 for the fiscal year ended July 31, 2012. The services for which these fees were paid included preparation and review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of

(ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $46,894 for the fiscal year ended July 31, 2013 and $202,450 for the fiscal year ended July 31, 2012.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) **Evaluation of Disclosure Controls and Procedures**. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's

filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) **Changes in Internal Controls**. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date September 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date September 26, 2013

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date September 26, 2013